Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Communication Services Portfolio
November 30, 2025
BAM-NPRT3-0126
1.810700.121
Common Stocks - 99.5%
	Shares	Value ($)
CHINA - 0.9%
Communication Services - 0.9%
Interactive Media & Services - 0.9%
Tencent Holdings Ltd	285,800	22,581,499
KOREA (SOUTH) - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Webtoon Entertainment Inc (a)	441,700	6,144,047
UNITED STATES - 98.4%
Communication Services - 89.5%
Diversified Telecommunication Services - 6.2%
AST SpaceMobile Inc Class A (a)(c)	323,900	18,203,180
AT&T Inc	4,925,200	128,153,704
GCI Liberty Inc/DEL Class A (a)(b)	158,132	2
Lumen Technologies Inc (a)	1,952,400	15,833,964
		162,190,850
Entertainment - 24.0%
Liberty Media Corp-Liberty Formula One Class C (a)	437,500	41,991,250
Lionsgate Studios Corp	1,968,549	14,685,375
Live Nation Entertainment Inc (a)(c)	313,500	41,209,575
Netflix Inc (a)	1,179,400	126,879,852
ROBLOX Corp Class A (a)	576,000	54,737,280
Roku Inc Class A (a)	386,702	37,428,887
Spotify Technology SA (a)	27,500	16,468,925
Take-Two Interactive Software Inc (a)	324,400	79,825,108
TKO Group Holdings Inc Class A	184,800	35,830,872
Walt Disney Co/The	908,871	94,949,753
Warner Bros Discovery Inc (a)	3,733,500	89,604,000
		633,610,877
Interactive Media & Services - 53.0%
Alphabet Inc Class A	2,049,900	656,336,982
Meta Platforms Inc Class A	1,014,600	657,410,071
Pinterest Inc Class A (a)	1,202,500	31,409,300
Reddit Inc Class A (a)	181,300	39,246,011
Snap Inc Class A (a)	1,361,500	10,456,320
		1,394,858,684
Media - 2.8%
EchoStar Corp Class A (a)(c)	238,800	17,501,652
Fox Corp Class A	247,900	16,237,450
Magnite Inc (a)(c)	2,014,805	29,597,485
Paramount Skydance Corp Class B (c)	733,700	11,753,874
		75,090,461
Wireless Telecommunication Services - 3.5%
T-Mobile US Inc	443,100	92,612,331
TOTAL COMMUNICATION SERVICES		2,358,363,203

Consumer Discretionary - 5.4%
Broadline Retail - 4.8%
Amazon.com Inc (a)	546,700	127,501,374
Specialty Retail - 0.6%
Warby Parker Inc Class A (a)	782,407	15,499,483
TOTAL CONSUMER DISCRETIONARY		143,000,857

Industrials - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp (a)(b)(d)	1,481	313,971
Space Exploration Technologies Corp Class C (a)(b)(d)	2,819	597,628
		911,599
Information Technology - 2.9%
IT Services - 0.1%
X.Ai Holdings Corp Class A (b)(d)	47,862	3,120,124
Technology Hardware, Storage & Peripherals - 2.8%
Apple Inc	258,600	72,110,610
TOTAL INFORMATION TECHNOLOGY		75,230,734

Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Zillow Group Inc Class A (a)	221,900	16,054,465
TOTAL UNITED STATES		2,593,560,858
TOTAL COMMON STOCKS (Cost $1,655,123,087)		2,622,286,404

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Waymo LLC Series C2 (a)(b)(d)	21,234	1,831,644
Information Technology - 0.1%
Software - 0.1%
Openai Group Pbc Series A-2 (b)(d)	4,894	2,126,639
Openai Group Pbc Series A-3 (b)(d)	1,146	497,983
		2,624,622
TOTAL UNITED STATES		4,456,266
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,931,826)		4,456,266

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.02	7,773,779	7,775,333
Fidelity Securities Lending Cash Central Fund (e)(f)	4.02	79,129,707	79,137,621
TOTAL MONEY MARKET FUNDS (Cost $86,912,954)			86,912,954

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $1,744,967,867)	2,713,655,624
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(78,360,991)
NET ASSETS - 100.0%	2,635,294,633

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,487,989 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,875,452.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Openai Group Pbc Series A-2	9/30/2024	919,400

Openai Group Pbc Series A-3	8/4/2025	351,900

Space Exploration Technologies Corp	7/14/2025	313,972

Space Exploration Technologies Corp Class C	7/14/2025	597,628

Waymo LLC Series C2	10/18/2024	1,660,526

X.Ai Holdings Corp Class A	10/27/2021	1,266,192

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,350,021	878,338,313	873,915,173	421,667	2,172	-	7,775,333	7,773,779	0.0%
Fidelity Securities Lending Cash Central Fund	12,525,119	620,236,389	553,623,683	124,532	(204)	-	79,137,621	79,129,707	0.3%
Total	15,875,140	1,498,574,702	1,427,538,856	546,199	1,968	-	86,912,954

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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